Annual Total Returns- JPMorgan New York Municipal Money Market Fund (Reserve Shares) [BarChart] - Reserve Shares - JPMorgan New York Municipal Money Market Fund - Reserve	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	0.01%	0.02%	0.01%	0.01%	0.02%	0.17%	0.73%	0.77%	0.27%